LEASES - Supplemental balance sheet information (Details)	Sep. 30, 2020	Dec. 31, 2019
LEASES
Weighted-average Remaining Lease Term, Operating leases	7 years 6 months 26 days	7 years 10 months 13 days
Weighted-average Remaining Lease Term, Finance lease	9 years 11 months 1 day	10 years 8 months 1 day
Weighted-average Discount Rate, Operating leases	4.50%	4.57%